                                                       Rule 497(e)
                                                       Registration No. 33-65632


                             SCHRODER SERIES TRUST

                             PROSPECTUS SUPPLEMENT

                         To Investor Shares Prospectus
                 dated March 1, 1998, as revised August 1, 1998


                            ------------------------

     The following replaces in its entirety the second paragraph under the heading "Schroder Large Capitalization Equity Fund" on page 11 of the
Prospectus:

     "In choosing portfolio investments for the Fund, Schroder will focus on issuers it believes offer the possibility for growth of capital from earnings potential and other factors not fully reflected in current market prices. Such factors may include, for example, a company's probable future earnings, the ratio of its price to earnings, and its relative strength, as well as other factors Schroder may consider significant in a particular industry or under varying market conditions."



September 25, 1998

                                                       Rule 497(e)
                                                       Registration No. 33-65632


                             SCHRODER SERIES TRUST

                             PROSPECTUS SUPPLEMENT

                          To Advisor Shares Prospectus
                 dated March 1, 1998, as revised May 12, 1998


                            ------------------------

     The following replaces in its entirety the second paragraph under the heading "Schroder Large Capitalization Equity Fund" on page 7 of the
Prospectus:

     "In choosing portfolio investments for the Fund, Schroder will focus on issuers it believes offer the possibility for growth of capital from earnings potential and other factors not fully reflected in current market prices. Such factors may include, for example, a company's probable future earnings, the ratio of its price to earnings, and its relative strength, as well as other factors Schroder may consider significant in a particular industry or under varying market conditions."



September 25, 1998